Shareholder Report, Line Graph (Details) 191814_Carillon Scout Mid Cap Fund_Class R-6_TSR Annual {Class R-6} - USD ($)										12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 20, 2017	Dec. 31, 2025
Class R-6
Account Value [Line Items]
Accumulated Value	$ 1,892,472	$ 1,536,259	$ 1,361,332	$ 1,643,699	$ 1,417,160	$ 1,112,127	$ 920,303	$ 1,019,221	$ 1,000,000	$ 2,187,370
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000® Index
Accumulated Value	2,461,374	1,988,061	1,578,367	1,953,592	1,554,651	1,286,028	981,558	1,035,856	1,000,000	$ 2,883,387
Russell Midcap® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell Midcap® Index
Accumulated Value	$ 1,966,578	$ 1,704,973	$ 1,454,417	$ 1,758,988	$ 1,434,924	$ 1,225,375	$ 938,683	$ 1,032,179	$ 1,000,000	$ 2,174,992